UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Alexis Practical Tactical ETF
LEXI (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alexis Practical Tactical ETF	$98	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the 12-months since our last annual report, LEXI returned 29.80% on a NAV basis, substantially outperforming its blended benchmark, which returned 22.47%. Of the 3 benchmark component indexes, the Morningstar Global Index led with a total return of 31.00%, closely followed by the S&P500 index with a gain of 29.78%. The aggregate bond index earned 5.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
LEXI’s website touches on 3 ways we seek to add value through market cycles. First is attempting to participate more in recoveries than declines. The relatively stellar 12-month performance of LEXI relative to its benchmark was partly attributable to the market’s rapid recovery from an early 2025 meltdown. As discussed in our last annual report, LEXI took advantage of indiscriminate selling in the 2025 correction to add to beaten down tech leaders. These names surged as stocks rebounded off the 2025 lows. There were other more modest pullbacks including in March 2026. Periodically selling into strength and buying into weakness proved fruitful over this period.
We also attempt to add value by avoiding lagging areas and embracing market leadership. In this period, Technology was boosted by AI enthusiasm and outsized exposure to technology contributed to LEXI’s performance relative to its benchmark. Growth and Momentum outpaced Value and cyclical stocks outperformed defensive names.
The third strategy LEXI uses to outpace benchmarks and peers over time is to tactically allocate to alternative asset classes like Gold and REITs. In this period, LEXI had considerable exposure to gold that surged in 2025 through Q1 2026. This gold position was sold in early 2026 following its spectacular run – an example of benefiting from our use of gold and our disciplined approach to selling and rebalancing when we see indications that trends have run their course.
POSITIONING
Although the adviser sees potential for stocks to extend gains through 2026 and beyond, LEXI has turned more cautious as of the close of the fiscal year citing several catalysts for a possible correction. These include new Fed leadership, pending mid-term elections and the weight of a stock market priced for perfection. The earnings outlook is stellar but rich valuations reflect significant optimism may already be priced in. LEXI’s portfolio is broadly diversified to allow the portfolio to capitalize on pullbacks and potential leadership changes.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Alexis Practical Tactical ETF	PAGE 1	TSR-AR-53656F425

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Alexis Practical Tactical ETF NAV	29.80	11.31
S&P 500 TR	29.78	13.87
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond	22.47	8.99
Bloomberg US Aggregate Bond Index	5.13	0.03
Morningstar Global Market Large Mid GR	31.00	11.71
Visit www.lexietf.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$199,244,456
Number of Holdings	44
Net Advisory Fee	$1,229,655
Portfolio Turnover	15%
30-Day SEC Yield	1.46%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(%)
Exchange Traded Funds	75.6%
Common Stocks	11.3%
U.S. Treasury Bills	1.5%
Written Options	-0.1%
Cash & Other	11.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.lexietf.com.
Alexis Practical Tactical ETF	PAGE 2	TSR-AR-53656F425

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Alexis Investment Partners, LLC documents not be householded, please contact Alexis Investment Partners, LLC at 1-866-LEXI-ETF (1-866-539-4383), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Alexis Investment Partners, LLC or your financial intermediary.
Alexis Practical Tactical ETF	PAGE 3	TSR-AR-53656F425

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2026	FYE 5/31/2025
(a) Audit Fees	$15,050	$15,050
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,750	$3,425
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2026	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Alexis Practical Tactical ETF
(LEXI)
Annual Financial Statements & Additional Information
May 31, 2026

ALEXIS PRACTICAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 75.6%
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	9,783	$1,888,804
Invesco QQQ Trust, Series 1(a)	8,361	6,173,010
Invesco S&P 500 Equal Weight ETF	40,305	8,416,893
iShares 0-1 Year Treasury Bond ETF	32,901	3,631,612
iShares 0-5 Year High Yield Corporate Bond ETF	170,630	7,267,132
iShares Expanded Tech-Software Sector ETF(b)	14,387	1,462,582
iShares Flexible Income Active ETF	167,610	8,777,736
iShares MSCI Emerging Markets ETF(a)	108,619	7,451,263
iShares MSCI International Momentum Factor ETF	161,647	8,544,660
iShares MSCI USA Momentum Factor ETF	27,722	8,754,885
iShares Russell 1000 Value ETF	34,025	8,096,589
JPMorgan Ultra-Short Income ETF	175,279	8,872,623
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	87,901	8,853,389
PIMCO Multisector Bond Active ETF	332,177	8,799,369
State Street Industrial Select Sector SPDR ETF	14,511	2,512,289
State Street SPDR Dow Jones Industrial Average ETF Trust	15,766	8,052,957
State Street SPDR S&P MidCap 400 ETF Trust	13,007	8,852,694
VanEck Gold Miners ETF	30,739	2,750,833
VanEck Semiconductor ETF	1,654	990,630
Vanguard Dividend Appreciation ETF	37,404	8,776,849
Vanguard Growth ETF	57,508	5,152,717
Vanguard Mega Cap Growth ETF	89,550	8,173,229
Xtrackers MSCI EAFE Hedged Equity ETF	158,797	8,413,065
TOTAL EXCHANGE TRADED FUNDS (Cost $130,173,004)		150,665,810
COMMON STOCKS - 11.3%
Communications - 1.5%
Alphabet, Inc. - Class A	5,128	1,950,384
Meta Platforms, Inc. - Class A(a)	1,593	1,007,588
		2,957,972
Consumer Discretionary - 2.1%
Marriott International, Inc. - Class A	3,896	1,463,338
Tesla, Inc.(a)(b)	2,809	1,224,134
TJX Cos., Inc.	9,707	1,502,158
		4,189,630
Financials - 0.4%
Visa, Inc. - Class A	2,439	795,992
Health Care - 0.5%
Eli Lilly & Co.	926	1,023,230
Industrials - 1.1%
Caterpillar, Inc.	2,411	2,111,722

The accompanying notes are an integral part of these financial statements.

1

ALEXIS PRACTICAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 0.6%
Freeport-McMoRan, Inc.	19,015	$1,249,476
Technology - 5.1%
Apple, Inc.	5,283	1,648,613
Applied Materials, Inc.	6,082	2,737,265
Cisco Systems, Inc.(a)	8,451	1,017,669
Microsoft Corp.	3,183	1,433,114
NVIDIA Corp.	14,359	3,031,759
Oracle Corp.	1,548	349,508
		10,217,928
TOTAL COMMON STOCKS (Cost $13,171,057)		22,545,950

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.5%
3.44%, 10/29/2026(c)(d)	$3,000,000	2,954,544
TOTAL U.S. TREASURY BILLS (Cost $2,958,125)		2,954,544
TOTAL INVESTMENTS - 88.4% (Cost $146,302,186)		$176,166,304
Money Market Deposit Account - 2.6%(e)		5,141,517
Other Assets in Excess of Liabilities - 9.0%		17,936,635
TOTAL NET ASSETS - 100.0%		$199,244,456

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	The rate shown is the annualized yield as of May 31, 2026.
(d)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $2,954,340.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

2

ALEXIS PRACTICAL TACTICAL ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%(a)(b)
Cisco Systems, Inc., Expiration: 06/18/2026; Exercise Price: $120.00	$(602,100)	(50)	$(22,250)
Invesco QQQ Trust, Series 1, Expiration: 06/18/2026; Exercise Price: $725.00	(738,310)	(10)	(23,090)
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $68.00	(1,029,000)	(150)	(35,250)
Meta Platforms, Inc., Expiration: 06/18/2026; Exercise Price: $650.00	(632,510)	(10)	(12,100)
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $455.00	(435,790)	(10)	(10,190)
TOTAL WRITTEN OPTIONS (Premiums received $76,887)			$(102,880)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$150,665,810	$—	$—	$150,665,810
Common Stocks	22,545,950	—	—	22,545,950
U.S. Treasury Bills	—	2,954,544	—	2,954,544
Total Investments	$173,211,760	$2,954,544	$—	$176,166,304
Liabilities:
Investments:
Written Options	$(102,880)	$—	$—	$(102,880)
Total Investments	$(102,880)	$—	$—	$(102,880)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

ALEXIS PRACTICAL TACTICAL ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

ASSETS:
Investments, at value	$176,166,304
Receivable for fund shares sold	20,017,200
Cash - interest bearing deposit account	5,141,517
Dividends receivable	21,126
Interest receivable	17,713
Total assets	201,363,860
LIABILITIES:
Written options, at value	102,880
Payable for investments purchased	1,890,005
Payable to Adviser	126,519
Total liabilities	2,119,404
NET ASSETS	$199,244,456
Net Assets Consist of:
Paid-in capital	$168,212,553
Total distributable earnings	31,031,903
Total net assets	$199,244,456
Net assets	$199,244,456
Shares issued and outstanding (unlimited shares authorized without par value)	4,976,834
Net asset value per share	$40.03
Cost:
Investments, at cost	$146,302,186
Proceeds:
Written options premium received	$76,887

The accompanying notes are an integral part of these financial statements.

4

ALEXIS PRACTICAL TACTICAL ETF
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2026

INVESTMENT INCOME:
Dividend income	$2,550,176
Interest income	334,259
Total investment income	2,884,435
EXPENSES:
Investment advisory fee	1,229,655
Total expenses	1,229,655
Net investment income	1,654,780
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	26,110,372
Written options expired or closed	371,933
Distributions received from other investment companies	176,380
Net realized gain (loss)	26,658,685
Net change in unrealized appreciation (depreciation) on:
Investments	9,464,122
Written options	(25,993)
Net change in unrealized appreciation (depreciation)	9,438,129
Net realized and unrealized gain (loss)	36,096,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,751,594

The accompanying notes are an integral part of these financial statements.

5

ALEXIS PRACTICAL TACTICAL ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$1,654,780	$888,408
Net realized gain (loss)	26,658,685	1,355,848
Net change in unrealized appreciation (depreciation)	9,438,129	7,302,588
Net increase (decrease) in net assets from operations	37,751,594	9,546,844
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,389,811)	(2,215,497)
Total distributions to shareholders	(1,389,811)	(2,215,497)
CAPITAL TRANSACTIONS:
Shares sold	130,542,962	30,544,790
Shares redeemed	(80,894,336)	(7,299,200)
Net increase (decrease) in net assets from capital transactions	49,648,626	23,245,590
Net increase (decrease) in net assets	86,010,409	30,576,937
NET ASSETS:
Beginning of the year	113,234,047	82,657,110
End of the year	$199,244,456	$113,234,047
SHARES TRANSACTIONS
Shares sold	3,570,000	1,010,000
Shares redeemed	(2,230,000)	(250,000)
Total increase (decrease) in shares outstanding	1,340,000	760,000

The accompanying notes are an integral part of these financial statements.

6

ALEXIS PRACTICAL TACTICAL ETF
FINANCIAL HIGHLIGHTS

	Year Ended May 31,				Period Ended May 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$31.14	$28.73	$23.55	$24.33	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.40	0.28	0.38	0.28	0.08
Net realized and unrealized gain (loss) on investments(d)	8.83	2.79	5.15	(0.84)	(0.69)
Total from investment operations	9.23	3.07	5.53	(0.56)	(0.61)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.31)	(0.35)	(0.22)	(0.06)
Net realized gains	—	(0.35)	—	—	—
Total distributions	(0.34)	(0.66)	(0.35)	(0.22)	(0.06)
Net asset value, end of period	$40.03	$31.14	$28.73	$23.55	$24.33
Total return(e)	29.80%	10.72%	23.62%	−2.29%	−2.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$199,244	$113,234	$82,657	$63,047	$52,727
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of tax expenses to average net assets(f)(g)	—%	0.00%(h)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)(g)	1.14%	0.92%	1.44%	1.18%	0.32%
Portfolio turnover rate(e)(i)	15%	43%	36%	70%	51%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026
1. ORGANIZATION
Alexis Practical Tactical ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks total return primarily through long-term capital appreciation, with income and capital preservation as secondary objectives.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated Alexis Investment Partners, LLC (“AIP” or the “Adviser”) as the valuation designee of the Fund. AIP has created a valuation committee consisting of Jason Browne, Alexis Browne Roberts, Ana Liza Browne and Janet Messer. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
T-bills are valued in accordance with prices supplied by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.

8

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments and Schedule of Written Options for a summary of the valuations as of May 31, 2026 for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See the Schedule of Investments and Schedule of Written Options for hierarchy classification and industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

9

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Long-term capital gain distributions from investment companies, if any, are classified as realized gains for financial reporting. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2026, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2026, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At May 31, 2026, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdiction.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Cash deposits held by the counterparty associated with the Fund’s purchased and written options are presented as deposits at broker on the Statement of Assets and Liabilities. In cases where additional cash is required to be sent to the broker for option transactions, this is presented as due to broker on the Statement of Assets and Liabilities. The Fund’s deposits are monitored by the Adviser and counterparty.

10

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
The Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets.
The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of May 31, 2026, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the year ended May 31, 2026, were as follows:

Purchased Options	$—
Written Options	(56,286)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of May 31, 2026:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Purchased Options	$—	$—
Written Options	—	102,880

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended May 31, 2026:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Risk Contracts	$—	$371,933	$—	$(25,993)

*
Included as a component of Investments on the Fund’s Statement of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and AIP, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of:
Rate
0.85% on first $250,000,000 on daily net assets;
0.75% on the next $250,000,000 on daily net assets; and
0.65% on daily net assets in excess of $500,000,000

11

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
AIP has agreed to pay all expenses of the Fund except the fee paid to AIP under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees.
However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

12

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Year ended May 31, 2026.	$1,389,811	$—
Year ended May 31, 2025	$1,392,936	$822,561

(1)	Ordinary income may include short-term capital gains.
At May 31, 2026, the Fund’s fiscal year end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$145,541,085
Gross Tax Unrealized Appreciation.	$30,890,052
Gross Tax Unrealized Depreciation	(367,713)
Net Tax Unrealized Appreciation (Depreciation)	30,522,339
Undistributed Ordinary Income..	268,408
Undistributed Long-Term Gain .	241,156
Other Accumulated Gain (Loss)	—
Total Distributable Earnings..	$31,031,903

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the difference between book-basis and tax-basis on the securities received as a result of the in-kind contribution seeding the Fund.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and utilization of earnings and profits on shareholder redemptions. For the fiscal year ended May 31, 2026, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Total Distributable Earnings	Paid-in Capital
Alexis Practical Tactical ETF	$ (27,183,873)	$ 27,183,873

13

ALEXIS PRACTICAL TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
6. INVESTMENT TRANSACTIONS
During the fiscal year ended May 31, 2026, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Alexis Practical Tactical ETF	$39,328,708	$(15,497,221)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal year ended May 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Alexis Practical Tactical ETF	$53,562,823	$20,062,140	$72,090,965	$74,925,442

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2026, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

ALEXIS PRACTICAL TACTICAL ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Alexis Practical Tactical ETF and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Alexis Practical Tactical ETF (the “Fund”), a series of Listed Funds Trust, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from June 30, 2021 (inception date) through May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 30, 2021 (inception date) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2026

15

ALEXIS PRACTICAL TACTICAL ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
At meetings held on February 24, 2026 (the “February Meeting”) and March 4, 2026 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Alexis Investment Partners, LLC (the “Adviser”) and the Trust, on behalf of Alexis Practical Tactical ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to the Fund by the Adviser, as well as the Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits realized and expected to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Fund.

16

ALEXIS PRACTICAL TACTICAL ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Continued)
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended December 31, 2025 had been included in the materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of the Fund’s performance compared with the funds in the Selected Peer Group.
The Board noted that, for the one-year, three-year and since inception periods ended December 31, 2025, the Fund outperformed its blended performance benchmark, the 35% S&P 500® Index/35% Morningstar Global Market Large Mid GR/30% Bloomberg US Aggregate Bond Index. The Board further noted that, for the one-year and three-year periods ended December 31, 2025, the Fund outperformed the average of its Peer Group and its Category Peer Group. Lastly, the Board noted that for the one-year period ended December 31, 2025, the Fund performed within the range of its Selected Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the management fee for the Fund, including in comparison to the management fees of its Peer Group as provided in the Barrington Report and the funds in its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.
The Board noted that the management fee for the Fund was above the median and average of the Peer Group. The Board also noted the Fund’s management fee was within the range of its Selected Peer Group.
The Board accordingly noted that the Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale. The Board also determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

17

ALEXIS PRACTICAL TACTICAL ETF
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreement.
TAX INFORMATION
The Fund designated 67.40% of its ordinary income distribution for the year ended May 31, 2026, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended May 31, 2026, 36.69% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/5/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/4/26

* Print the name and title of each signing officer under his or her signature